Investments in Joint Ventures	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures
Investments in Joint Ventures
The Account owns interests in several real estate properties through joint ventures and receives distributions and allocations of profits and losses from the joint ventures based on the Account’s ownership interest in those investments. Several of these joint ventures have mortgage loans payable collateralized by the properties owned by the aforementioned joint ventures. At December 31, 2016, the Account held investments in joint ventures with ownership interest percentages that ranged from 33% to 95%. Certain joint ventures are subject to adjusted distribution percentages when earnings in the investment reach a pre-determined threshold. The fair value of the Account’s equity interest in these joint ventures was $5.6 billion and $4.1 billion at December 31, 2016 and 2015, respectively. The Account’s most significant joint venture investment is Fashion Show, which represented 3.5% of the Account’s net assets and 3.1% of the Account’s invested assets at December 31, 2016. The Account’s proportionate share of the mortgage loans payable held within the joint venture investments at fair value was $2.1 billion and $1.6 billion at December 31, 2016 and 2015, respectively. The Account’s share in the outstanding principal of the mortgage loans payable held within the joint venture investments was $2.1 billion and $1.6 billion at December 31, 2016 and 2015, respectively.
A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31,
	2016	2015
Assets
Real estate properties, at fair value	$13,539.0	$9,615.7
Other assets	316.1	256.1
Total assets	$13,855.1	$9,871.8
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$3,452.9	$2,487.5
Other liabilities	213.9	162.4
Total liabilities	3,666.8	2,649.9
Total equity	10,188.3	7,221.9
Total liabilities and equity	$13,855.1	$9,871.8

	For the years ended December 31,
	2016	2015	2014
Operating Revenue and Expenses
Revenues	$714.6	$609.5	$612.8
Expenses	365.0	318.6	315.8
Excess of revenues over expenses	$349.6	$290.9	$297.0